Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The interim results of operations are not necessarily indicative of results to be expected for any other interim period or for a full year. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation of its financial position and operating results have been included. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the related notes thereto for the fiscal years ended December 31, 2023 and 2022.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and related notes.

The most significant estimates and judgments include allowance for credit losses, the valuation of inventory, useful life of property, plant and equipment and income taxes related to realization of deferred tax assets and uncertain tax position. Actual amounts could differ from those estimates.

Non-controlling interests

Non-controlling interests

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating results are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the period between   non-controlling shareholders and the shareholders of the Company. As of June 30, 2024, non-controlling interests amounted to $nil, representing non-controlling shareholders’ proportionate share of equity interests in Hainan Ruiying, which has not begun operations.

Functional Currency and Foreign Currency Translation

Functional Currency and Foreign Currency Translation

The Company’s reporting currency is the United States dollar (“US$”). The Company’s operations are principally conducted through the PRC subsidiaries where the local currency is the functional currency. Therefore, the functional currency of Kang Fu is Hong Kong dollar and the functional currency of other subsidiaries is Renminbi (“RMB”).

Transactions denominated in currencies other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currency are translated into the functional currency at the prevailing rates of exchange at the balance sheet date. The resulting exchange differences are reported in the consolidated statements of income and comprehensive income.

The assets and liabilities of the Company are translated at the exchange spot rate at the balance sheet date, shareholders’ equity   is translated at the historical rates and the revenues and expenses are translated at the average exchange rates for the periods, except that the exchange rate used for translation from Hong Kong dollar to US$ was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Kang Fu’s balance sheets, income statement items and cash flow items for both the six months ended June 30, 2024 and 2023. The resulting translation adjustments are reported under other comprehensive income in the consolidated statements of income and comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220, Comprehensive Income. The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:

	June 30, 2024	December 31, 2023	June 30, 2023

Period-end spot rate	US$1=RMB 7.2672	US$1=RMB 7.0999	US$1=RMB 7.2513

Average rate	US$1=RMB 7.2150	US$1=RMB 7.0809	US$1=RMB 6.9283

Certain Risks and Concentration

Certain Risks and Concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and receivables. As of June 30, 2024 and December 31, 2023 substantially all the Company’s cash was held in major financial institutions located in Hong Kong and mainland China, which institutions management considers to be of high credit quality.

For the six months ended June 30, 2024, one customer accounted for approximately 12.40% of the Company’s total revenues. For the six months ended June 30, 2023, two customers accounted for approximately 18.18% and 10.01% of the Company’s total revenues.

As of June 30, 2024, one customer accounted for approximately 12.20% of the Company’s accounts receivable. As of December 31, 2023, one customer accounted for approximately 15.63% of the Company’s accounts receivable.

For the six months ended June 30, 2024, one supplier accounted for approximately 13.19% of the Company’s total purchases. For the six months ended June 30, 2023, one supplier accounted for approximately 14.73% of the Company’s total purchases.

Fair Value Measurement

Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2:	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3:	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company’s financial instruments include cash, accounts receivable, bank acceptance receivables, due from related parties, accounts payable, other liabilities and accrued expenses and short-term bank borrowings. The carrying amounts approximate their fair values due to their short maturities as of June 30, 2024 and December 31, 2023.

The Company elected the fair value option to account for its convertible loans. The Company engaged an independent valuation firm to perform the valuation. The convertible loans are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, historical volatility of the Company’s share prices, risk-free interest rate and discount rate. Refer to Note 8 for additional information.

As the inputs used in developing the fair value for level 3 instruments are unobservable, and require significant management estimation, a change in these inputs could result in a significant change in the fair value measurement.

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2024.

June 30, 2024
Opening balance	$-
New convertible loans issued	4,985,000
Loss on change in fair value of convertible loan	514,862
Conversion of convertible loans	(1,438,879)
Total	$4,060,983

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective January 1, 2020. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for credit losses. The Company estimates the allowance for credit losses based on an analysis of the aging of accounts receivable, assessment of collectability, including any known or anticipated economic conditions, customer-specific circumstances, recent payment history and other relevant factors.

The Company’s provision for credit losses related to accounts receivable were $1,131,267 and $nil for six months ended June 30, 2024 and 2023 (see Note 3).

Inventories

Inventories

Inventories are valued using the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. Manufactured inventories included cost of materials, labor and overhead expenses. The Company records adjustments to inventory for excess quantities, obsolescence, or impairment, when appropriate, to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

There were no write-downs recognized on inventories as of June 30, 2024 and December 31, 2023.

Intangible Assets

Intangible Assets

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment. (“ASC 360”). Long-lived assets consist primarily of property, plant and equipment, and intangible assets. In accordance with ASC 360, the Company evaluates the carrying value of long-lived assets when it determines a triggering event has occurred, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators exist, recoverability of assets is measured by a comparison of the carrying value of the asset group to the estimated undiscounted future net cash flows expected to be generated by the asset. Examples of such triggering events include a significant disposal of a portion of such assets, and adverse change in the market involving the business employing the related assets. If such assets are determined not to be recoverable, the Company performs an analysis of the fair value of the asset group and will recognize an impairment loss when the fair value is less than the carrying amounts of such assets. The fair value, based on reasonable and supportable assumptions and projections, require subjective judgments. Depending on the assumptions and estimates used, the appraised fair value projected in the evaluation of long-lived assets can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate for the fair value of the assets. The Company did not record any impairment charges as of June 30, 2024 and December 31, 2023. There can be no assurance that future events will not have impact on company revenue or financial position which could result in impairment in the future.

Investment

Investment

In accordance with Financial Accounting Standards Board (“FASB”) ASC 321, “Investment-Equity Securities,” the Company accounts for non-marketable securities on a prospective basis. Equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative.

On March 3, 2011, Yada invested in Yangzhou Juyuan Guarantee Co., Ltd (“Juyuan”) and obtained a 12% equity interest of Juyuan. Since the Company does not have significant influence on the private company which does not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the Company. The investment is reviewed periodically to determine if its value has been impaired and adjustments are recorded as necessary in profit or loss for the period. On January 5, 2023, majority shareholder of Juyuan purchased 5% equity interest of Juyuan from Yada for a consideration of $353,062 (RMB 2.5 million), leaving Yada with a 7% equity interest.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive loss. Equity method adjustments include the Company’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Company’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment. Prior to the adoption of ASU 2016-01 on January 1, 2019, these investments were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

On December 1, 2022, Huadong invested RMB 40 million into Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”) and obtained 25% ownership interest of Zhongxiangxin. Zhongxiangxin manufactures and sells medical materials in the PRC. The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise exercise control over the equity investee. Under the equity method, the Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. For the six months ended June 30, 2024 and 2023, the investment gain from Zhongxiangxin was $3,747 and $1,632, respectively.

On February 26, 2024, the Company transferred 45% equity interest in Hainan Guoxie from Kangfu to Huadong, and the remaining 10% equity interest was sold to a third party, Yangzhou Boxin Medical Equipment Co., Ltd. (“Boxin”) in exchange for $637,940 (RMB4.4 million) in consideration. After the transaction, the Company no longer controls Hainan Guoxie, thus the Company deconsolidated Hainan Guoxie upon the completion of the transaction. A disposition gain of $21,304 (RMB153,700) resulting from disposal of the 10% equity interest was included in line item “Other (income) expense, net” of Statements of Income and Comprehensive Income. $nil gain (loss) was recognized relates to the remeasurement of remaining 45% interest in Hainan Guoxie, as the Company decided the fair value of Hainan Guoxie equaled its book value due to the entity has not begun operation.

After the transaction, the Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise exercise control over the equity investee. Under the equity method, the Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss in the investee after the date of investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. For the six months ended June 30, 2024 and 2023, the investment gain from Guoxie was $3,187 and $nil, respectively, which were included in line item “Other (income) expense, net” of Statements of Income and Comprehensive Income.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For the for the six months ended June 30, 2024 and 2023, no impairment indicators were identified and no loss related to revaluation of its investment in the private company was recorded.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Revenue Recognition

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC Topic 606 using the modified retrospective adoption method. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The Company primarily sells its products to hospitals and medical equipment companies. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the standard contract terms. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant. Payment terms for product sales are generally set at 90 to 180 days after the consideration becomes due and payable.

Revenue Disaggregation

Revenue Disaggregation

The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.

Type of Goods

	For The Six Months Ended June 30,
	2024	2023
	US$	US$
Self-Manufactured Products	20,693,991	23,435,544
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	24,649,707	24,754,532
Total Revenue	45,343,698	48,190,076

Type of Customers

	For The Six Months Ended June 30,
	2024	2023
	US$	US$
Direct sales	3,370,827	4,305,506
Distributors	41,972,871	43,884,570
Total Revenue	45,343,698	48,190,076

Earnings per Ordinary Share

Earnings per Ordinary Share

Earnings (loss) per ordinary share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per ordinary share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options and vesting of restricted share units by using the treasury stock method and ordinary shares issuable upon the conversion of convertible instruments using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted net (loss)/earnings per share calculation when inclusion of such shares would be anti-dilutive.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220, Comprehensive Income (“ASC 220”) establishes rules for reporting and display of comprehensive income and its components. ASC 220 requires that unrealized gains and losses on the Company’s foreign currency translation adjustments be included in comprehensive income (loss).

Advertising Costs

Advertising Costs

The Company’s advertising costs are expensed as incurred. Advertising expenses are included in selling expenses in the accompanying consolidated statements of income and comprehensive income. Advertising expenses were $859 and $8,275 for the six months ended June 30, 2024, and 2023, respectively.

Research and Development Costs

Research and Development Costs

Research and development expenses are expensed as incurred. Research and development expenses were $ 1,459,945 and $1,460,376 for the six months ended June 30, 2024, and 2023, respectively.

Income Tax

Income Tax

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Segment Reporting

Segment Reporting

FASB 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information of the Company’s business segments, geographical areas, segments and major customers. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs. Consequently, based on management’s assessment, the Company has determined that it has only one operating segment as defined by FASB ASC 280.

The Company has disclosed the type of revenue by government category as follows.

	June 30, 2024			June 30, 2023
	US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total
Class I	3,499,514	5,532,267	9,031,781	3,561,156	4,462,704	8,023,860
Class II	15,812,678	17,118,859	32,931,537	17,313,377	17,761,970	35,075,347
Class III	313,103	628,028	941,131	524,802	873,575	1,398,377
Others	1,068,696	1,370,553	2,439,249	2,036,209	1,656,283	3,692,492
Total	20,693,991	24,649,707	45,343,698	23,435,544	24,754,532	48,190,076

Class I, II, and III medical devices are defined by the National Medical Products Administration of China according to their risk levels under the Regulation on the Supervision and Administration of Medical Devices (2021 Revision), Article 6 as follows:

●	“Class I Medical Devices” means medical devices with low risks, whose safety and effectiveness can be ensured through routine administration.
●	“Class II Medical Devices” means medical devices with moderate risks, which shall be strictly controlled and administered to ensure their safety and effectiveness.
●	“Class III Medical Devices” means medical devices with relatively high risks, which shall be strictly controlled and administered through special measures to ensure their safety and effectiveness.

Furthermore, the Company has disclosed revenue by major product type included in each government category.

		June 30, 2024	June 30, 2023
Category	Products	US$	US$
Class I	Eye drops bottle	671,889	1,073,853
	Oral medicine bottle	1,296,401	1,830,363
	Anal bag	1,348,431	849,099
	Other Class I	5,715,060	4,270,545
Subtotal-Class I		9,031,781	8,023,860
Class II	Masks	67,144	47,946
	Identification tape	6,215,605	5,494,306
	Disposable medical brush	4,348,913	4,481,601
	Gynecological inspection kits	3,690,332	3,022,727
	Surgical kit	1,221,656	2,206,201
	Medical brush	2,466,810	2,809,448
	Medical kit	856,880	983,584
	Other Class II	14,064,197	16,029,534
Subtotal-Class II		32,931,537	35,075,347
Class III	Electronic pump	89,329	138,751
	Anesthesia puncture kit	144,757	229,616
	Disposable infusion pump	52,857	113,335
	Infusion pump	91,687	178,461
	Electronic infusion pump	970	330
	Laparoscopic trocar	4,923	38
	Other Class III	556,608	737,846
Subtotal-Class III		941,131	1,398,377
Others		2,439,249	3,692,492
Total		45,343,698	48,190,076

For the six months ended June 30, 2024, and 2023, revenues and assets within the PRC contributed to more than 99.0% of the Company’s total revenues and assets.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. As an emerging growth company, the standard is effective for the Company for the year ended December 31, 2025. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). This ASU requires that public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” A public entity should apply the amendments in ASU 2023-09 prospectively to all annual periods beginning after December 15, 2024. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On November 27, 2023, the FASB issued ASU 2023-07. The amendments improve reportable segment disclosure requirements. Main provisions include: (1) significant segment expenses—public entities are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss; (2) other segment items—public entities are required to disclose other segment items by reportable segment. Such a disclosure would constitute the difference between reported segment revenues less the significant segment expenses (disclosed) less reported segment profit or loss; (3) multiple measures of a segment’s profit or loss—public entities may disclose more than one measure of segment profit or loss used by the CODM, provided that at least one of the reported measures includes the segment profit or loss measure that is most consistent with GAAP measurement principles; (4) CODM-related disclosures—disclosure of the CODM’s title and position is required on an annual basis, as well as an explanation of how the CODM uses the reported measure(s) and other disclosures. (5) entities with a single reportable segment—public entities must apply all of the ASU’s disclosure requirements, as well as all existing segment disclosure and reconciliation requirements in ASC 280; (6) recasting of prior-period segment information to conform to current-period segment information—recasting is required if segment information regularly provided to the CODM is changed in a manner that causes the identification of significant segment expenses to change. The amendments in ASU 2023-07 are effective for all public entities for fiscal years beginning after December 15, 2023. The adoption of this guidance did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

On March 21, 2024, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2024-01 (“ASU 2024-01”), which clarifies how an entity determines whether a profits interest or similar award is (1) within the scope of ASC 718 or (2) not a share-based payment arrangement and therefore within the scope of other guidance. The guidance in ASU 2024-01 applies to all entities that issue profits interest awards as compensation to employees or nonemployees in exchange for goods or services. ASU 2024-01 is effective for public business entities for annual periods beginning after December 15, 2024, including interim periods within those periods. The Company is currently evaluating the impact of the adoption of ASU 2024-01 on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and statements of cash flows.